Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits
Schedule of group's employee welfare benefits expense	The following table presents the Group’s employee welfare benefits expense for the years ended December 31, 2023, 2024 and 2025 (in millions):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Contributions to medical and pension schemes	1,786.5	1,778.7	1,804.8
Other employee benefits	1,398.1	1,412.9	1,353.0
	3,184.6	3,191.6	3,157.8